Financial Instruments carried at Fair Value - Carrying Value of The Financial Instruments held at Fair Value (Detail) - EUR (€) € in Millions		Jun. 30, 2019	Dec. 31, 2018
Quoted prices in active market (Level 1)
Financial assets held at fair value:
Trading assets	[1]	€ 86,868	€ 75,415
Trading securities, assets	[1]	86,715	75,210
Other trading assets	[1]	152	205
Positive market values from derivative financial instruments	[1]	8,001	10,140
Non-trading financial assets mandatory at fair value through profit and loss	[1]	4,235	8,288
Financial assets designated at fair value through profit or loss	[1]	0	104
Financial assets at fair value through other comprehensive income	[1]	33,912	32,517
Other financial assets at fair value	[1]	3	42
Total financial assets held at fair value	[1]	133,019	126,505
Financial liabilities held at fair value:
Trading liabilities	[1]	41,615	42,548
Trading securities, liabilities	[1]	41,608	42,547
Other trading liabilities	[1]	7	1
Negative market values from derivative financial instruments	[1]	10,103	9,638
Financial liabilities designated at fair value through profit or loss	[1]	0	119
Investment contract liabilities	[1]	0	0
Other financial liabilities at fair value	[1]	469	201
Total financial liabilities held at fair value	[1]	52,186	52,505
Valuation technique observable parameters (Level 2)
Financial assets held at fair value:
Trading assets	[1]	66,376	67,560
Trading securities, assets	[1]	59,856	61,424
Other trading assets	[1]	6,520	6,136
Positive market values from derivative financial instruments	[1]	349,052	301,609
Non-trading financial assets mandatory at fair value through profit and loss	[1]	92,034	86,090
Financial assets designated at fair value through profit or loss	[1]	0	0
Financial assets at fair value through other comprehensive income	[1]	15,603	18,397
Other financial assets at fair value	[1],[2]	3,166	2,779
Total financial assets held at fair value	[1]	526,230	476,435
Financial liabilities held at fair value:
Trading liabilities	[1]	16,763	17,361
Trading securities, liabilities	[1]	16,480	17,082
Other trading liabilities	[1]	283	279
Negative market values from derivative financial instruments	[1]	328,985	285,561
Financial liabilities designated at fair value through profit or loss	[1]	49,303	51,617
Investment contract liabilities	[1]	557	512
Other financial liabilities at fair value	[1],[2]	2,203	2,658
Total financial liabilities held at fair value	[1]	397,812	357,709
Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	[1]	9,365	9,763
Trading securities, assets	[1]	4,002	4,086
Other trading assets	[1]	5,362	5,676
Positive market values from derivative financial instruments	[1]	8,955	8,309
Non-trading financial assets mandatory at fair value through profit and loss	[1]	5,101	6,066
Financial assets designated at fair value through profit or loss	[1]	35	0
Financial assets at fair value through other comprehensive income	[1]	444	268
Other financial assets at fair value	[1]	254	207
Total financial assets held at fair value	[1]	24,153	24,614
Financial liabilities held at fair value:
Trading liabilities	[1]	17	15
Trading securities, liabilities	[1]	0	0
Other trading liabilities	[1]	16	15
Negative market values from derivative financial instruments	[1]	7,960	6,289
Financial liabilities designated at fair value through profit or loss	[1]	2,514	2,021
Investment contract liabilities	[1]	0	0
Other financial liabilities at fair value	[1],[3]	(378)	(611)
Total financial liabilities held at fair value	[1]	€ 10,113	€ 7,714

[1]	Amounts in this table are generally presented on a gross basis, in line with the Groups accounting policy regarding offsetting of financial instruments, as described in Note1 Significant Accounting Policies and Critical Accounting Estimates of the Annual Report 2018.
[2]	Predominantly relates to derivatives qualifying for hedge accounting.
[3]	Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.